Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Line Items]
Uncertain tax positions	$ 0	$ 0
Income tax examination description	There are currently no pending tax examinations. The Company’s tax years are still open under statute from December 31, 2020, to the present.
Foreign
Valuation Allowance [Line Items]
Net operating losses	$ 1,800,000
Net operating losses, expiration year	2032